Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.50

Loan Number (Selling Lender)	Loan Number (Purchasing Lender)	Data Field	Tape Data	IB Review Value	Discrepancy Comments
XXX	2025130527	Total Debt to Income Ratio	XXX	XXX	Approved DTI XXX%, Review DTI XXX%. Unable to verify cause of discrepancy. Debts on final 1003 do not match the 1008.
XXX	2025130527	U/W Doc Type	XXX	XXX	Source of tape is unknown, 1008 reflects 1099 Alt Doc. 1099 XXX pgs XXX
XXX	2025130675	Loan Type	XXX	XXX	Asset utilization considered results in a XXX. Source of tape is unknown.
XXX	2025130675	Total Debt to Income Ratio	XXX	XXX	Approved DTI XXX%, variance < XXX% is non-material. Source of tape is unknown.
XXX	2025130675	Representative Credit Score	XXX	XXX	Primary wage earner representative score is used to qualify for XXX.
XXX	2025130674	Loan Type	XXX	XXX	XXX is XXX. Source of tape is unknown.
XXX	2025130674	Total Debt to Income Ratio	XXX	XXX	Variance < XXX% is non-material.